CONDENSED STATEMENT OF OPERATIONS - USD ($)			3 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
General and administrative expenses		$ 8,000	$ 270,296
General and administrative expenses - related party			20,000
Loss from operations			(290,296)
Change in fair value of derivative warrant liabilities			1,935,000
Financing costs - derivative warrant liabilities			(575,330)
Income from investments held in Trust Account			534
Net income		$ (8,000)	$ 1,069,908
Weighted average shares outstanding, basic and diluted (in Shares)	[1]	6,875,000
Basic and diluted net income per share (in Dollars per share)		$ 0.00
Class A Ordinary Share [Member]
Weighted average shares outstanding, basic and diluted (in Shares)			32,500,000
Basic and diluted net income per share (in Dollars per share)			$ 0.00
Class B Ordinary Shares [Member]
Weighted average shares outstanding, basic and diluted (in Shares)	[2]		7,784,722
Basic and diluted net income per share (in Dollars per share)			$ 0.14

[1]	This number excludes an aggregate of up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 19, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Units; thus, only 500,000 Class B ordinary shares remained subject to forfeiture as of March 31, 2021. On April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited. (See note 4)